Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Origination and reversal of timing differences	$ (17.0)	$ 12.9
Unrecognized tax losses and temporary differences	0.8	7.8
Change of tax rates	(1.7)	(1.0)
Recovery arising from previously unrecognized tax assets	(4.0)	(4.6)
Deferred income tax (recovery) expense	$ (21.9)	$ 15.1